111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  June 4, 2025

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Series Trust III (the “Trust”) (File Nos. 2-60491 and 811-2794) on behalf of MFS® Global High Yield Fund, MFS® High Income Fund, MFS® High Yield Pooled Portfolio, and MFS® Municipal High Income Fund (the “Funds”)

Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses for MFS® Global Equity Series, MFS® Investors Trust Series, MFS® Mid Cap Growth Series, MFS® New Discovery Series, MFS® Research Series, MFS® Total Return Bond Series, MFS® Total Return Series, MFS® Utilities Series, and MFS® Value Series and the Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 74 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on May 29, 2025. The Prospectus for MFS® Growth Series, as supplemented, has been filed separately pursuant to Rule 497(c) under the Securities Act of 1933.

 Please call the undersigned at 617-954-5655 or Danielle Jaffe at 617-954-5546 with any questions you may have.

  Sincerely,

  WILLIAM B. WILSON

  William B. Wilson

  Assistant Vice President and Senior Counsel